Provisions for Sundry Creditors - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Discount rate effect in provision against fixed assets	$ 4,555,692	$ 3,318,348
Bottom of range [member] | U.S [member]
Disclosure of other provisions [line items]
Discount rate yield	3.268%	3.279%
Bottom of range [member] | Peso
Disclosure of other provisions [line items]
Discount rate yield	9.517%	9.178%
Top of range [member] | U.S [member]
Disclosure of other provisions [line items]
Discount rate yield	7.799%	6.96%
Top of range [member] | Peso
Disclosure of other provisions [line items]
Discount rate yield	15.051%	11.834%